Post-employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 215	R$ 459	R$ 327
Change in methods for preparing the sensitivity analysis	There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.
Comgas [member]
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 30,151	26,808	22,796
Weighted average duration of defined benefit obligation	16 years 6 months
Futura [member] | CLE [member]
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 4,349	R$ 4,138	R$ 3,896
Weighted average duration of defined benefit obligation	11 years 10 months 13 days
Futura [member] | CLE [member] | Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 4,400